28. Equity (Tables)	6 Months Ended
Jun. 30, 2020
Equity
Schedule of earnings per share
28.3.	Earnings per share
		Jan-Jun/2020			Jan-Jun/2019

	Common	Preferred	Total	Common	Preferred	Total
Net income (loss) attributable to shareholders of Petrobras	(5,781)	(4,351)	(10,132)	3,355	2,526	5,881
Continuing operations	(5,781)	(4,351)	(10,132)	3,272	2,463	5,735
Discontinued operations	−	−	−	83	63	146

Weighted average number of outstanding shares	7,442,231,382	5,601,969,879	13,044,201,261	7,442,231,382	5,601,969,879	13,044,201,261

Basic and diluted earnings (losses) per share - in U.S. dollars	(0.78)	(0.78)	(0.78)	0.45	0.45	0.45
Continuing operations	(0.78)	(0.78)	(0.78)	0.44	0.44	0.44
Discontinued operations	−	−	−	0.01	0.01	0.01
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars (*)	(1.56)	(1.56)	(1.56)	0.90	0.90	0.90
Continuing operations	(1.56)	(1.56)	(1.56)	0.88	0.88	0.88
Discontinued operations	−	−	−	0.02	0.02	0.02

	Apr-Jun/2020			Apr-Jun/2019

	Common	Preferred	Total	Common	Preferred	Total
Net income (loss) attributable to shareholders of Petrobras	(238)	(179)	(417)	2,744	2,067	4,811
Continuing operations	(238)	(179)	(417)	2,713	2,043	4,756
Discontinued operations	−	−	−	31	24	55

Weighted average number of outstanding shares	7,442,231,382	5,601,969,879	13,044,201,261	7,442,231,382	5,601,969,879	13,044,201,261

Basic and diluted earnings (losses) per share - in U.S. dollars	(0.03)	(0.03)	(0.03)	0.37	0.37	0.37
Continuing operations	(0.03)	(0.03)	(0.03)	0.36	0.36	0.36
Discontinued operations	−	−	−	0.01	0.01	0.01
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars (*)	(0.06)	(0.06)	(0.06)	0.74	0.74	0.74
Continuing operations	(0.06)	(0.06)	(0.06)	0.72	0.72	0.72
Discontinued operations	−	−	−	0.02	0.02	0.02
(*) Petrobras' ADSs are equivalent to two shares.